Taxation	12 Months Ended
Dec. 31, 2017
Taxation
Taxation

4 Taxation

Taxation recognised in the consolidated statement of comprehensive income is as follows:

	2017	2016	2015
	$m	$m	$m
Current tax expense
Current year	665	384	1,037
Adjustment to prior years	(287)	(14)	(404)
Total	378	370	633
Deferred tax expense
Origination and reversal of temporary differences	(1,113)	(94)	(482)
Adjustment to prior years	94	(130)	92
Total	(1,019)	(224)	(390)
Taxation recognised in the profit for the period	(641)	146	243

Taxation relating to components of other comprehensive income is as follows:

	2017	2016	2015
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	24	110	(133)
Share-based payments	9	51	(8)
Deferred tax impact of reduction in US and other tax rates	(17)	(25)	(58)
Total	16	136	(199)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	(79)	63	(8)
Foreign exchange arising on designating borrowings in net investment hedges	14	83	80
Net available for sale losses/(gains) recognised in other comprehensive income	2	(61)	14
Other	–	1	1
Deferred tax impact of reduction in US tax rate	30	–	–
Total	(33)	86	87
Taxation relating to components of other comprehensive income	(17)	222	(112)

The tax rate of (29)% in the year benefited from a favourable net adjustment of $617m to deferred taxes, reflecting the recently reduced US Federal Income Tax rate and non-taxable remeasurements of acquisition-related liabilities. Additionally, there was a $472m benefit to the tax rate, reflecting the favourable impact of UK Patent Box profits; the recognition of previously unrecognised tax losses; and reductions in tax provisions and provision to return adjustments arising on the expiry of statute of limitations and favourable progress of discussions with tax authorities.

Absent these benefits, the tax rate for the year would have been 22%.

The cash tax paid for the year was $454m which was 20% of profit before tax.

Taxation has been provided at current rates on the profits earned for the periods covered by the Group Financial Statements. The 2017 prior period current tax adjustment relates mainly to net reductions in provisions for tax contingencies totalling $105m and tax accrual to tax return adjustments. The 2016 prior period current tax adjustment relates mainly to net reductions in provisions for tax contingencies totalling $67m and tax accrual to tax return adjustments. The 2015 prior period current tax adjustment relates mainly to a $186m tax benefit following agreement of US federal tax liabilities of open years to 2008, net reductions in provisions for tax contingencies totalling $259m and tax accrual to tax return adjustments.

The 2017 prior period deferred tax adjustments relate mainly to tax accrual to return adjustments. The 2016 prior period deferred tax adjustments relate mainly to tax accrual to return adjustments and releases in provisions for tax contingencies. The 2015 prior period deferred tax adjustments relate mainly to tax accrual to return adjustments.

To the extent that dividends remitted from overseas subsidiaries, joint ventures and associates are expected to result in additional taxes, appropriate amounts have been provided for. No deferred tax has been provided for unremitted earnings of Group companies overseas as these are considered permanently employed in the business of these companies. Unremitted earnings may be liable to overseas taxes and/or UK taxation (after allowing for double tax relief) if distributed as dividends. The aggregate amount of temporary differences associated with investments in subsidiaries and branches for which deferred tax liabilities have not been recognised totalled approximately $8,359m at 31 December 2017 (2016: $6,884m; 2015: $6,957m).

Factors affecting future tax charges

As a group with worldwide operations, AstraZeneca is subject to several factors that may affect future tax charges, principally the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms. In December 2017, the US tax regime was reformed through enactment of the Tax Cuts and Jobs Act. This included a substantial reduction to the federal tax rate from 35% to 21% along with other changes.

Details of the material tax exposures and items currently under audit, negotiation and review are set out in Note 28.

Tax reconciliation to UK statutory rate

The table below reconciles the UK statutory tax charge to the Group’s total tax charge/(credit):

	2017	2016	2015
	$m	$m	$m
Profit before tax	2,227	3,552	3,069
Notional taxation charge at UK corporation tax rate of 19.25% (2016: 20%; 2015: 20.25%)	429	710	621
Differences in overseas tax rates	(212)	(233)	(144)
Deferred tax credit relating to reduction in US and other tax rates[1]	(616)	(16)	(25)
Unrecognised deferred tax asset[2]	(105)	242	149
Items not deductible for tax purposes	203	132	29
Items not chargeable for tax purposes	(14)	(7)	–
Other items[3]	(133)	(538)	(75)
Adjustments in respect of prior periods[4,5]	(193)	(144)	(312)
Total tax (credit)/charge for the year	(641)	146	243
[1]

The 2017 item relates to the reduction in the US Federal Income Tax rate from 35% to 21% effective from 1 January 2018 (credit of $617m) and other (charge of $1m). The 2016 item relates to the reduction in the UK Statutory Corporation Tax rate from 18% to 17% effective from 1 April 2020. The 2015 item relates to the reduction in the UK Statutory Corporation Tax rate from 20% to 18% previously announced to be effective from 1 April 2020.

[2]	Includes an amount of $126m in relation to recognition of previously unrecognised net deferred tax assets.
[3]

Other items in 2017 relate to the release of tax contingencies following the expiry of the relevant statute of limitations (credit $178m) partially offset by a provision build for transfer pricing and other contingencies (charge $45m). Other items in 2016 relate to the release of tax contingencies following agreements between the Canadian tax authority and UK and Swedish tax authorities in respect of transfer pricing arrangements for the 13 year period from 2004 to 2016 (credit $453m) and release of certain tax contingencies following the expiry of the relevant statute of limitations (credit $280m) partially offset by provision build for transfer pricing contingencies (charge $195m). Other items in 2015 included the impact of internal transfers of intellectual property (tax charge $181m) and the release of certain tax contingencies following the expiry of the relevant statute of limitations (tax credit $256m).

[4]	Further details explaining the adjustments in respect of prior periods is set out above on page 148.
[5]	Includes an adjustment of $17m to a pre-acquisition deferred tax asset following finalisation of relevant tax returns.

AstraZeneca is domiciled in the UK but operates in other countries where the tax rates and laws are different to those in the UK. The impact on differences in effective overseas tax rates on the Group's overall tax charge is noted above. Profits arising from our manufacturing operation in Puerto Rico are granted special status and are taxed at a reduced rate compared with the normal rate of tax in that territory under a tax incentive grant continuing until 2031.

Deferred tax

The movements in the net deferred tax balance during the year are as follows:

	Intangibles,		Pension and	Inter-company			Losses and		Accrued
	property, plant		post-retirement	inventory	Untaxed		tax credits		expenses
	& equipment	[1]	benefits	transfers	reserves	[2]	carried forward	[3]	and other	Total
	$m		$m	$m	$m		$m		$m	$m
Net deferred tax balance at 1 January 2015	(2,478)		628	630	(578)		525		696	(577)
Taxation expense	355		30	156	(156)		58		(53)	390
Other comprehensive income	80		(198)	–	–		–		(9)	(127)
Additions through business combinations[4]	(1,206)		–	–	–		229		–	(977)
Exchange	(12)		(33)	(48)	42		(8)		(21)	(80)
Net deferred tax balance at 31 December 2015	(3,261)		427	738	(692)		804		613	(1,371)
Taxation expense	(132)		11	314	(53)		151		(67)	224
Other comprehensive income	83		101	–	–		–		(24)	160
Additions through business combinations[5]	(1,827)		–	–	–		50		–	(1,777)
Exchange	(1)		(74)	(38)	48		(1)		(13)	(79)
Other movements[6]	(11)		–	–	–		–		–	(11)
Net deferred tax balance at 31 December 2016	(5,149)		465	1,014	(697)		1,004		509	(2,854)
Income statement	1,393		(8)	(231)	159		(128)		(166)	1,019
Other comprehensive income	(84)		9	–	–		–		35	(40)
Exchange	(12)		43	48	(62)		30		22	69
Net deferred tax balance at 31 December 2017	(3,852)		509	831	(600)		906		400	(1,806)
[1]	Includes deferred tax on contingent liabilities in respect of intangibles.
[2]	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
[3]	Includes losses and tax credits carried forward which will expire within 1 to 20 years.
[4]	The deferred tax liability of $977m relates to the acquisition of ZS Pharma (see Note 25).
[5]	The deferred tax liability of $1,777m relates to the acquisition of Acerta Pharma (see Note 25).
[6]	Arising on the deconsolidation of Entasis as detailed in Note 10.
[7]

The UK had a net deferred tax asset of $743m as at 31 December 2017, mainly in respect of losses and pensions and post-retirement benefits, which has been recognised on the basis of sufficient forecast future taxable profits against which the deductible temporary differences can be utilised.

The net deferred tax balance, before the offset of balances within countries, consists of:

	Intangibles,	Pension and	Inter-company		Losses and	Accrued
	property, plant	post-retirement	inventory	Untaxed	tax credits	expenses
	& equipment	benefits	transfers	reserves	carried forward	and other	Total
	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2015	1,055	430	780	–	804	732	3,801
Deferred tax liabilities at 31 December 2015	(4,316)	(3)	(42)	(692)	–	(119)	(5,172)
Net deferred tax balance at 31 December 2015	(3,261)	427	738	(692)	804	613	(1,371)
Deferred tax assets at 31 December 2016	875	465	1,014	–	1,004	629	3,987
Deferred tax liabilities at 31 December 2016	(6,024)	–	–	(697)	–	(120)	(6,841)
Net deferred tax balance at 31 December 2016	(5,149)	465	1,014	(697)	1,004	509	(2,854)
Deferred tax assets at 31 December 2017	1,226	559	1,011	–	957	885	4,638
Deferred tax liabilities at 31 December 2017	(5,078)	(50)	(180)	(600)	(51)	(485)	(6,444)
Net deferred tax balance at 31 December 2017	(3,852)	509	831	(600)	906	400	(1,806)

Analysed in the statement of financial position, after offset of balances within countries, as:

	2017	2016	2015
	$m	$m	$m
Deferred tax assets	2,189	1,102	1,294
Deferred tax liabilities	(3,995)	(3,956)	(2,665)
Net deferred tax balance	(1,806)	(2,854)	(1,371)

Unrecognised deferred tax assets

Deferred tax assets of $420m have not been recognised in respect of deductible temporary differences, which include items which will expire within 1 to 20 years (2016: $542m; 2015: $414m) because it is not probable that future taxable profit will be available against which the Group can utilise the benefits therefrom.